FINANCIAL RISK MANAGEMENT, Credit Risk, Cash and Financial Placement Maturities (Details) - ARS ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Maturities of financial assets [Abstract]
Financial assets		$ 18,043,166	$ 31,416,577
Cash and Cash Equivalents [Member]
Maturities of financial assets [Abstract]
Financial assets		9,765,201	25,605,137
Cash and Cash Equivalents [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		9,650,787	22,283,431
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2018 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2017 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 01-01-18 to 03-31-18 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 04-01-18 to 06-30-18 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 07-01-18 to 09-30-18 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Over Due [Member] | From 10-01-18 to 12-31-18 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		114,414	3,321,706
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		114,414
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			3,321,706
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 2025 onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2020 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity Non-Due [Member] | From 2024 onwards [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Cash and Cash Equivalents [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		114,414	3,321,706
Other Financial Assets [Member]
Maturities of financial assets [Abstract]
Financial assets		1,323,387	358,039
Other Financial Assets [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets		0	0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2018 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2017 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 01-01-18 to 03-31-18 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 04-01-18 to 06-30-18 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 07-01-18 to 09-30-18 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity Over Due [Member] | From 10-01-18 to 12-31-18 [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets		1,323,387	358,039
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		1,315,640
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		796
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		775
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets		773
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			338,073
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			2,300
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			2,300
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets			1,894
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial assets [Abstract]
Financial assets		3,043
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Financial assets		1,911
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets		449
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 2025 onwards [Member]
Maturities of financial assets [Abstract]
Financial assets		0
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2020 [Member]
Maturities of financial assets [Abstract]
Financial assets			5,161
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial assets [Abstract]
Financial assets			4,683
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Financial assets			2,940
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets			688
Other Financial Assets [Member] | With Specified Maturity Non-Due [Member] | From 2024 onwards [Member]
Maturities of financial assets [Abstract]
Financial assets			0
Other Financial Assets [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets		1,323,387	358,039
Credits [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	7,087,099	5,657,260
Credits [Member] | Without Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	21,607	718
Credits [Member] | With Specified Maturity Over Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	1,285,739	1,053,921
Credits [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2018 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	144,596
Credits [Member] | With Specified Maturity Over Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	1,538
Credits [Member] | With Specified Maturity Over Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	4,245
Credits [Member] | With Specified Maturity Over Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	343,827
Credits [Member] | With Specified Maturity Over Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	791,533
Credits [Member] | With Specified Maturity Over Due [Member] | Until 12-31-2017 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		205,783
Credits [Member] | With Specified Maturity Over Due [Member] | From 01-01-18 to 03-31-18 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		477
Credits [Member] | With Specified Maturity Over Due [Member] | From 04-01-18 to 06-30-18 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		6,184
Credits [Member] | With Specified Maturity Over Due [Member] | From 07-01-18 to 09-30-18 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		17,537
Credits [Member] | With Specified Maturity Over Due [Member] | From 10-01-18 to 12-31-18 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		823,940
Credits [Member] | With Specified Maturity Non-Due [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	5,779,753	4,602,621
Credits [Member] | With Specified Maturity Non-Due [Member] | From 01-01-20 to 03-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	5,271,983
Credits [Member] | With Specified Maturity Non-Due [Member] | From 04-01-20 to 06-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	482,630
Credits [Member] | With Specified Maturity Non-Due [Member] | From 07-01-20 to 09-30-20 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	8,105
Credits [Member] | With Specified Maturity Non-Due [Member] | From 10-01-20 to 12-31-20 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	10,092
Credits [Member] | With Specified Maturity Non-Due [Member] | From 01-01-19 to 03-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		4,530,803
Credits [Member] | With Specified Maturity Non-Due [Member] | From 04-01-19 to 06-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		63,313
Credits [Member] | With Specified Maturity Non-Due [Member] | From 07-01-19 to 09-30-19 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity Non-Due [Member] | From 10-01-19 to 12-31-19 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	6,943
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2024 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | From 2025 onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2020 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		8,505
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2021 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2022 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity Non-Due [Member] | During 2023 [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity Non-Due [Member] | From 2024 onwards [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]		0
Credits [Member] | With Specified Maturity [Member]
Maturities of financial assets [Abstract]
Financial assets	[1],[2]	$ 7,065,492	$ 5,656,542

[1]	Includes financial assets recorded in trade receivables and other receivables, excluding allowance for doubtful accounts.
[2]	The total amount of the receivables without specified maturity is recorded in Non-current assets.